SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

As of December 31, 2012 and 2013, the Company’s short-term investments consisted of interest-bearing deposits placed with financial institutions with original maturities over three months but less than twelve months. The interest rates earned on the deposits ranged from 0.65% to 1.50% per annum with a weighted-average original maturity of 0.66 years.

As of December 31, 2012 and 2013, the amount of interest-bearing deposits with original maturities over three months but less than twelve months held in financial institutions by geographic location was as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
The PRC	1,695,017	1,195,393	197,465
Hong Kong	415,056	214,046	35,358
Total	2,110,073	1,409,439	232,823

As of December 31, 2012 and 2013, the Company’s interest-bearing deposits denominated in Renminbi and U.S. dollars were as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Renminbi	160,563	—	—
U.S. dollars	1,949,510	1,409,439	232,823
Total	2,110,073	1,409,439	232,823